MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
LETTER TO THE SHAREHOLDERS o JUNE 30, 2002

DEAR SHAREHOLDER:

Calendar year 2002 began optimistically, reflecting the notion that the economy had bottomed toward the end of 2001 and with it the stock market. While it appears that we may be nearing the end of the economic decline, the recovery is progressing more slowly than expected and now seems most to reflect the 1990-92 experience, which was an atypical, prolonged recovery cycle. This has led to a downdraft in earnings expectations, which depressed stock-market performance. At the same time, however, this scenario may have set the stage for more attainable earnings expectations during the second half of the year.

On the equity side, valuations have also been undergoing a readjustment. It now appears that economic growth potential and therefore earnings growth, may be slower in the near term than in the prior decade. In addition, new risks have come to the fore, such as terrorism, currency instability, high corporate and consumer debt levels, and corporate governance and accounting issues. These developments have led to a compression of stock valuations.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended June 30, 2002, Morgan Stanley American Opportunities Fund's Class B shares produced a total return of -11.54 percent compared to -13.15 percent for the S&P 500(1) and -24.98 percent for the Nasdaq composite index(2). For the same period, the Fund's Class A, C and D shares returned -11.21 percent, -11.50 percent and -11.10 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, returns would be lower.

During the first half of the year, two major portfolio strategies aided the Fund's performance relative to the broader market indexes. First, the Fund underweighted new-economy sectors and overweighted old-economy sectors. Industries such as technology and telecommunications were deemphasized, given our expectations for only a modest recovery in capital spending, owing to weak corporate balance sheets and the tight availability of credit to finance capital expenditures. Health-care-services stocks were favored over health-care-products issues as pricing and demand/supply conditions benefited the former. As a result of projections for a decline in the U.S. dollar and a modest economic rebound, consumer-staple positions were raised to market weighting. Energy and basic-materials holdings were increased as an attempt to

--------------
1 The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

2 The Nasdaq Composite Index measures all Nasdaq domestic and international common stocks listed on the Nasdaq Stock Market. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
LETTER TO THE SHAREHOLDERS o JUNE 30, 2002 continued


hedge against a falling dollar and terrorism. Consumer cyclicals were emphasized because of trends we believed would benefit consumer spending, such as tax reductions, lower mortgage rates and availability of credit, and rising real wages. During most of the period under review, valuations strongly favored old-economy stocks over ones representing the new economy. That gap greatly narrowed, however, over the course of the period.

In addition, as a result of high relative valuations and complex accounting issues, we underweighted the top 50 names in the S&P 500 during the first half of the year.


LOOKING AHEAD

We believe that the current economic rebound will sustain itself through the second half of 2002. Inventory restocking could provide a lift to the industrial and manufacturing sectors in the third or fourth quarters. We will be monitoring the pace of that restocking. However, we anticipate that it will proceed at a pace that falls below consensus expectations. As a result, we do not expect to overweight capital-goods stocks in the near term.

In our opinion, consensus views for the economic outlook in 2003 are currently too positive. Longer lead indicators suggest that growth in 2003 may be slower than in 2002. If interest rates decline significantly and monetary supply reaccelerates, we will become more optimistic. If economic activity appears likely to slow, however, we would expect to reduce our economically sensitive holdings and shift the portfolio to relatively more-stable growth industries such as consumer staples and health-care issues.

We appreciate your continuing support of Morgan Stanley American Opportunities Fund and look forward to continuing to serve your investment needs.

Very truly yours,






/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
-----------------------------            -----------------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
LETTER TO THE SHAREHOLDERS o JUNE 30, 2002 continued

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FUND PERFORMANCE o JUNE 30, 2002


           Average Annual Total Returns - Period Ended June 30, 2002
--------------------------------------------------------------------------------


                     Class A Shares*
----------------------------------------------------------
1 Year                        (17.88) %(1)   (22.19) %(2)
Since Inception (7/28/97)     4.26 %(1)      3.12 %(2)


            Class B Shares**
----------------------------------------------------------
1 Year                        (18.50) %(1)   (22.57) %(2)
5 Years                         5.26 %(1)      5.03 %(2)
10 Years                       11.36 %(1)     11.36 %(2)


                     Class C Shares+
----------------------------------------------------------
1 Year                        (18.43) %(1)   (19.24) %(2)
Since Inception (7/28/97)       3.48 %(1)      3.48 %(2)


             Class D Shares++
---------------------------------------------
1 Year                        (17.67) %(1)
Since Inception (7/28/97)     4.50 %(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED)


 NUMBER OF
  SHARES                                                      VALUE
-----------                                              --------------
                   Common Stocks (90.0%)
                   Aerospace & Defense (5.7%)
  213,000          Alliant Techsystems, Inc.* .......... $   13,589,400
  172,100          General Dynamics Corp. ..............     18,302,835
  327,100          L-3 Communications
                     Holdings, Inc.* ...................     17,663,400
1,941,400          Lockheed Martin Corp. ...............    134,927,300
  611,700          Northrop Grumman Corp. ..............     76,462,500
1,682,500          Raytheon Co. ........................     68,561,875
                                                         --------------
                                                            329,507,310
                                                         --------------
                   Air Freight/Couriers (1.5%)
  918,900          FedEx Corp. .........................     49,069,260
  581,800          United Parcel Service, Inc.
                     (Class B) .........................     35,926,150
                                                         --------------
                                                             84,995,410
                                                         --------------
                   Apparel/Footwear (0.9%)
  541,800          Coach, Inc.* ........................     29,744,820
  451,400          Nike, Inc. (Class B) ................     24,217,610
                                                         --------------
                                                             53,962,430
                                                         --------------
                   Apparel/Footwear Retail (0.8%)
  391,400          Chico's FAS, Inc.* ..................     14,215,648
  954,487          Industria de Diseno Textil,
                     S.A. (Spain) * ....................     20,231,432
  611,670          Limited, Inc. (The) .................     13,028,571
                                                         --------------
                                                             47,475,651
                                                         --------------
                   Auto Parts: O.E.M. (0.2%)
  156,000          Eaton Corp. .........................     11,349,000
                                                         --------------
                   Beverages: Alcoholic (1.0%)
1,175,140          Anheuser-Busch Companies,
                     Inc. ..............................     58,757,000
                                                         --------------
                   Beverages: Non-Alcoholic (2.0%)
1,554,200          Coca-Cola Co. (The) .................     87,035,200
  322,000          Coca-Cola Enterprises Inc. ..........      7,109,760
  682,900          Pepsi Bottling Group, Inc.
                     (The) .............................     21,033,320
                                                         --------------
                                                            115,178,280
                                                         --------------
                   Biotechnology (1.9%)
  798,400          Amgen Inc.* .........................     33,436,992
1,328,500          Gilead Sciences, Inc.* ..............     43,681,080
  483,600          IDEC Pharmaceuticals Corp.*               17,143,620

 NUMBER OF
  SHARES                                                      VALUE
-----------                                              --------------
  404,400          MedImmune, Inc.* .................... $   10,676,160
  169,500          Transkaryotic Therapies, Inc.*             6,110,475
                                                         --------------
                                                            111,048,327
                                                         --------------
                   Broadcasting (0.8%)
  375,700          Entercom Communications
                     Corp.* ............................     17,244,630
  693,600          Univision Communications,
                     Inc. (Class A)* ...................     21,779,040
  250,000          Westwood One, Inc.* .................      8,355,000
                                                         --------------
                                                             47,378,670
                                                         --------------
                   Building Products (0.6%)
  165,400          American Standard
                     Companies, Inc.* ..................     12,421,540
  841,600          Masco Corp. .........................     22,815,776
                                                         --------------
                                                             35,237,316
                                                         --------------
                   Casino/Gaming (0.5%)
  832,600          MGM Mirage Inc.* ....................     28,100,250
                                                         --------------
                   Chemicals: Major Diversified (0.6%)
  780,200          Du Pont (E.I.) de Nemours &
                     Co., Inc. .........................     34,640,880
                                                         --------------
                   Chemicals: Specialty (0.4%)
  439,000          Air Products & Chemicals,
                     Inc. ..............................     22,156,330
                                                         --------------
                   Computer Communications (1.4%)
1,188,000          Brocade Communications
                     Systems, Inc.* ....................     20,766,240
4,119,400          Cisco Systems, Inc.* ................     57,465,630
                                                         --------------
                                                             78,231,870
                                                         --------------
                   Computer Peripherals (0.5%)
1,579,200          EMC Corp.* ..........................     11,922,960
  219,500          Lexmark International, Inc. *             11,940,800
  475,100          Network Appliance, Inc.* ............      5,895,991
                                                         --------------
                                                             29,759,751
                                                         --------------
                   Computer Processing
                     Hardware (0.7%)
1,520,500          Dell Computer Corp.* ................     39,745,870
                                                         --------------
                   Contract Drilling (2.0%)
1,293,700          ENSCO International Inc. ............     35,266,262
1,072,000          GlobalSantaFe Corp. .................     29,319,200
  348,600          Nabors Industries, Ltd.* ............     12,253,290

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED) continued

  NUMBER OF
   SHARES                                                   VALUE
-------------                                          --------------
  594,000          Noble Corp.* ...................... $   22,928,400
  808,600          Rowan Companies, Inc.* ............     17,344,470
                                                       --------------
                                                          117,111,622
                                                       --------------
                   Data Processing Services (0.9%)
  179,100          Affiliated Computer Services,
                     Inc. (Class A)* .................      8,503,668
  458,000          Concord EFS, Inc.* ................     13,804,120
  806,300          First Data Corp. ..................     29,994,360
                                                       --------------
                                                           52,302,148
                                                       --------------
                   Department Stores (1.2%)
  791,600          Kohl's Corp.* .....................     55,475,328
  215,800          Sears, Roebuck & Co. ..............     11,717,940
                                                       --------------
                                                           67,193,268
                                                       --------------
                   Discount Stores (2.8%)
  621,500          Target Corp. ......................     23,679,150
2,515,800          Wal-Mart Stores, Inc. .............    138,394,158
                                                       --------------
                                                          162,073,308
                                                       --------------
                   Electric Utilities (1.1%)
  583,600          Exelon Corp. ......................     30,522,280
  591,000          TXU Corp. .........................     30,466,050
                                                       --------------
                                                           60,988,330
                                                       --------------
                   Electrical Products (0.4%)
  693,900          Molex Inc. ........................     23,266,467
                                                       --------------
                   Electronic Components
                     (0.4%)
  182,000          Jabil Circuit, Inc.* ..............      3,842,020
  785,900          Vishay Intertechnology, Inc.*......     17,289,800
                                                       --------------
                                                           21,131,820
                                                       --------------
                   Electronic Production
                     Equipment (0.5%)
  627,400          KLA-Tencor Corp.* .................     27,599,326
                                                       --------------
                   Electronics/Appliance
                     Stores (0.4%)
  800,000          Blockbuster, Inc. (Class A) .......     21,520,000
                                                       --------------
                   Electronics/Appliances
                     (0.6%)
  151,200          Maytag Corp. ......................      6,448,680
  525,000          Sony Corp. (Japan) ................     27,793,343
                                                       --------------
                                                           34,242,023
                                                       --------------

  NUMBER OF
    SHARES                                                 VALUE
------------                                           --------------
                   Finance/Rental/Leasing (1.5%)
  317,000          Capital One Financial Corp. ....... $   19,352,850
  567,300          Countrywide Credit
                     Industries, Inc. ................     27,372,225
  591,700          Ryder System, Inc. ................     16,029,153
  245,400          SLM Corp. .........................     23,779,260
                                                       --------------
                                                           86,533,488
                                                       --------------
                   Financial Conglomerates (1.1%)
1,582,307          Citigroup, Inc.** .................     61,314,396
                                                       --------------
                   Financial Publishing/Services (0.4%)
  468,400          Moody's Corp. .....................     23,302,900
                                                       --------------
                   Food Retail (0.1%)
  123,800          Whole Foods Market, Inc.* .........      5,969,636
                                                       --------------
                   Food: Major Diversified (2.7%)
  800,600          Kellogg Co. .......................     28,709,516
1,285,700          Kraft Foods Inc. (Class A) ........     52,649,415
1,264,900          PepsiCo, Inc. .....................     60,968,180
   99,300          Unilever N.V. (Netherlands) .......      6,434,640
   90,100          Unilever N.V. (Shares
                     Certificate) ....................      5,922,257
                                                       --------------
                                                          154,684,008
                                                       --------------
                   Food: Meat/Fish/Dairy (0.7%)
  683,500          ConAgra Foods Inc. ................     18,898,775
  574,500          Dean Foods Co.* ...................     21,428,850
                                                       --------------
                                                           40,327,625
                                                       --------------
                   Forest Products (0.4%)
  324,900          Weyerhaeuser Co. ..................     20,744,865
                                                       --------------
                   Home Building (0.4%)
  201,400          Lennar Corp. ......................     12,325,680
  178,100          Ryland Group, Inc. (The) ..........      8,860,475
                                                       --------------
                                                           21,186,155
                                                       --------------
                   Home Furnishings (0.2%)
  198,300          Mohawk Industries, Inc.* ..........     12,201,399
                                                       --------------
                   Home Improvement Chains (0.8%)
  961,500          Lowe's Companies, Inc. ............     43,652,100
                                                       --------------
                   Hospital/Nursing
                     Management (3.1%)
1,612,800          HCA Inc. ..........................     76,608,000
1,140,700          Tenet Healthcare Corp.* ...........     81,617,085

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                 VALUE
------------                                        ---------------
  211,000          Triad Hospitals, Inc.* .......... $    8,942,180
  194,200          Universal Health Services,
                     Inc. (Class B)* ...............      9,515,800
                                                     --------------
                                                        176,683,065
                                                     --------------
                   Hotels/Resorts/Cruiselines (0.4%)
  840,800          Hilton Hotels Corp. .............     11,687,120
  348,100          Starwood Hotels & Resorts
                     Worldwide, Inc. ...............     11,449,009
                                                     --------------
                                                         23,136,129
                                                     --------------
                   Household/Personal Care (2.4%)
  433,900          Avon Products, Inc. .............     22,666,936
  756,400          Clorox Co. ......................     31,277,140
  328,600          Gillette Co. ....................     11,129,682
  255,500          Kimberly-Clark Corp. ............     15,841,000
  608,200          Procter & Gamble Co. (The) ......     54,312,260
                                                     --------------
                                                        135,227,018
                                                     --------------
                   Industrial Conglomerates (0.7%)
  179,100          3M Co. ..........................     22,029,300
  240,100          ITT Industries, Inc. ............     16,951,060
                                                     --------------
                                                         38,980,360
                                                     --------------
                   Industrial Machinery (0.2%)
  217,300          Parker-Hannifin Corp. ...........     10,384,767
                                                     --------------
                   Industrial Specialties (0.1%)
  435,300          RPM, Inc. .......................      6,638,325
                                                     --------------
                   Internet Retail (0.3%)
1,048,300          Amazon.com, Inc.* ...............     17,034,875
                                                     --------------
                   Internet Software/Services (0.3%)
  623,000          Business Objects S.A. (ADR)
                     (France)* .....................     17,506,300
                                                     --------------
                   Investment Banks/Brokers (1.0%)
  948,280          Lehman Brothers Holdings,
                     Inc. ..........................     59,286,466
                                                     --------------
                   Investment Managers (0.6%)
  127,200          Federated Investors, Inc.
                     (Class B) .....................      4,397,304
  715,000          Franklin Resources, Inc. ........     30,487,600
                                                     --------------
                                                         34,884,904
                                                     --------------
                   Life/Health Insurance (0.5%)
  853,100          AFLAC, Inc. .....................     27,299,200
                                                     --------------

 NUMBER OF
   SHARES                                                VALUE
-----------                                          --------------
                   Major Banks (4.5%)
1,491,500          Bank of America Corp. ........... $  104,941,940
1,513,000          Bank One Corp. ..................     58,220,240
  370,400          Comerica, Inc. ..................     22,742,560
  307,300          Wachovia Corp. ..................     11,732,714
1,194,900          Wells Fargo & Co. ...............     59,816,694
                                                     --------------
                                                        257,454,148
                                                     --------------
                   Major Telecommunications (0.5%)
  367,400          BellSouth Corp. .................     11,573,100
  538,400          SBC Communications, Inc. ........     16,421,200
                                                     --------------
                                                         27,994,300
                                                     --------------
                   Managed Health Care (1.6%)
  378,100          Aetna Inc.* .....................     18,137,457
   30,500          Anthem, Inc.* ...................      2,058,140
  434,200          Health Net Inc.* ................     11,623,534
  641,900          UnitedHealth Group Inc. .........     58,765,945
                                                     --------------
                                                         90,585,076
                                                     --------------
                   Media Conglomerates (1.8%)
  794,700          Disney (Walt) Co. (The) .........     15,019,830
2,043,800          Viacom, Inc. (Class B) * ........     90,683,406
                                                     --------------
                                                        105,703,236
                                                     --------------
                   Medical Specialties (1.3%)
  421,200          Becton, Dickinson & Co. .........     14,510,340
1,042,300          Boston Scientific Corp.* ........     30,560,236
  413,000          Medtronic, Inc. .................     17,697,050
  190,000          Varian Medical Systems,
                     Inc.* .........................      7,704,500
  160,670          Zimmer Holdings, Inc.* ..........      5,729,492
                                                     --------------
                                                         76,201,618
                                                     --------------
                   Motor Vehicles (0.5%)
  752,000          Honda Motor Co. (Japan) .........     30,565,526
                                                     --------------
                   Movies/Entertainment (0.1%)
  365,000          Fox Entertainment Group,
                     Inc. (Class A)* ...............      7,938,750
                                                     --------------
                   Multi-Line Insurance (0.8%)
  648,300          American International Group,
                     Inc. ..........................     44,233,509
                                                     --------------
                   Oil & Gas Production (0.4%)
  388,600          Kerr-McGee Corp. ................     20,809,530
                                                     --------------

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED) continued

  NUMBER OF
   SHARES                                                   VALUE
------------                                           --------------
                   Oilfield Services/Equipment (2.6%)
  879,300          BJ Services Co.* .................. $   29,790,684
1,381,700          Schlumberger Ltd. .................     64,249,050
  394,000          Smith International, Inc.* ........     26,866,860
  623,300          Weatherford International,
                     Inc.* ...........................     26,926,560
                                                       --------------
                                                          147,833,154
                                                       --------------
                   Other Consumer Services (1.4%)
  471,500          Apollo Group, Inc. (Class A)*           18,581,815
  497,800          eBay, Inc.* .......................     30,674,436
  345,200          Expedia, Inc. (Class A)* ..........     20,466,908
  300,500          Weight Watchers
                     International, Inc.* ............     13,053,720
                                                       --------------
                                                           82,776,879
                                                       --------------
                   Packaged Software (3.3%)
  515,800          Intuit Inc.* ......................     25,645,576
  854,700          Mercury Interactive Corp.* ........     19,623,912
2,127,700          Microsoft Corp.* ** ...............    115,151,124
2,728,400          Oracle Corp.* .....................     25,837,948
                                                       --------------
                                                          186,258,560
                                                       --------------
                   Personnel Services (0.4%)
  611,900          Manpower, Inc. ....................     22,487,325
                                                       --------------
                   Pharmaceuticals: Major
                     (2.1%)
2,326,900          Pfizer, Inc. ......................     81,441,500
  306,200          Pharmacia Corp. ...................     11,467,190
  549,790          Wyeth .............................     28,149,248
                                                       --------------
                                                          121,057,938
                                                       --------------
                   Pharmaceuticals: Other (0.8%)
  336,740          Forest Laboratories, Inc.* ........     23,841,192
  306,500          Teva Pharmaceutical
                     Industries Ltd. (ADR)
                     (Israel) ........................     20,468,070
                                                       --------------
                                                           44,309,262
                                                       --------------
                   Precious Metals (1.7%)
1,252,300          Barrick Gold Corp. (Canada) .......     23,781,177
  887,700          Gold Fields Ltd. (South
                     Africa) .........................      9,959,994
  688,000          Goldcorp Inc. (Canada) ............      6,845,600
2,143,300          Newmont Mining Corp. ..............     56,433,089
                                                       --------------
                                                           97,019,860
                                                       --------------

 NUMBER OF
  SHARES                                                   VALUE
-----------                                            -------------
                   Property - Casualty Insurers (1.8%)
  883,300          Allstate Corp. (The) .............. $   32,664,434
    4,840          Berkshire Hathaway, Inc.
                     (Class B)* ......................     10,812,560
1,040,700          Progressive Corp. (The) ...........     60,204,495
                                                       --------------
                                                          103,681,489
                                                       --------------
                   Publishing: Newspapers (0.3%)
  209,100          Gannett Co., Inc. .................     15,870,690
                                                       --------------
                   Pulp & Paper (0.7%)
  539,900          International Paper Co. ...........     23,528,842
1,097,300          Stora Enso Oyj (Registered
                     Shares) .........................     15,436,779
                                                       --------------
                                                           38,965,621
                                                       --------------
                   Railroads (2.1%)
  316,700          Canadian National Railway
                     Co. (Canada) ....................     16,405,060
  944,800          CSX Corp. .........................     33,115,240
1,103,800          Norfolk Southern Corp. ............     25,806,844
  672,800          Union Pacific Corp. ...............     42,574,784
                                                       --------------
                                                          117,901,928
                                                       --------------
                   Recreational Products (2.1%)
  327,300          Activision, Inc.* .................      9,511,338
  962,600          Electronic Arts Inc.* .............     63,579,730
1,624,000          Mattel, Inc.* .....................     34,233,920
  100,000          Nintendo Co., Ltd. ................     14,761,228
                                                       --------------
                                                          122,086,216
                                                       --------------
                   Regional Banks (1.0%)
  815,600          Fifth Third Bancorp ...............     54,359,740
                                                       --------------
                   Restaurants (1.9%)
  571,800          Brinker International, Inc.* ......     18,154,650
  237,200          CBRL Group, Inc. ..................      7,239,344
  156,900          Cheesecake Factory, Inc.
                     (The)* ..........................      5,566,812
  829,300          McDonald's Corp.* .................     23,593,585
  189,500          Outback Steakhouse, Inc.* .........      6,651,450
1,140,000          Wendy's International, Inc. .......     45,406,200
                                                       --------------
                                                          106,612,041
                                                       --------------
                   Savings Banks (0.7%)
1,218,100          Charter One Financial, Inc. .......     41,878,278
                                                       --------------

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS O JUNE 30, 2002 (UNAUDITED) continued

  NUMBER OF
   SHARES                                            VALUE
------------                                   -----------------
             Semiconductors (3.2%)
1,059,700    Fairchild Semiconductor
               Corp. (Class A)* .............. $   25,750,710
  396,800    Linear Technology Corp. .........     12,471,424
  459,700    Marvell Technology Group
               Ltd. (Bermuda)* ...............      9,143,433
  271,500    Maxim Integrated Products,
               Inc.* .........................     10,406,595
1,583,550    Microchip Technology Inc.* ......     43,436,777
  553,400    Micron Technology, Inc.* ........     11,189,748
1,473,300    National Semiconductor
               Corp.* ........................     42,976,161
1,151,000    Texas Instruments, Inc. .........     27,278,700
                                               --------------
                                                  182,653,548
                                               --------------
             Services to the Health
               Industry (1.1%)
  724,300    Laboratory Corp. of America
               Holdings* .....................     33,064,295
  323,800    Quest Diagnostics Inc.* .........     27,862,990
                                               --------------
                                                   60,927,285
                                               --------------
             Specialty Insurance (0.9%)
  434,300    Ambac Financial Group, Inc.......     29,184,960
  425,400    MBIA, Inc. ......................     24,047,862
                                               --------------
                                                   53,232,822
                                               --------------
             Specialty Stores (0.7%)
  306,200    Bed Bath & Beyond Inc.* .........     11,555,988
  666,200    Staples, Inc.* ..................     13,124,140
  593,000    Williams-Sonoma, Inc.* ..........     18,181,380
                                               --------------
                                                   42,861,508
                                               --------------
             Steel (0.6%)
  532,300    Nucor Corp. .....................     34,620,792
                                               --------------
             Telecommunication Equipment (0.5%)
1,972,600    Motorola, Inc. ..................     28,444,892
                                               --------------
             Tobacco (0.5%)
  599,800    Philip Morris Companies,
               Inc. ..........................     26,199,264
                                               --------------
             Trucks/Construction/Farm
               Machinery (0.4%)
1,220,600    AGCO Corp.* .....................     23,801,700
                                               --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                        VALUE
-------------                                 --------------
              TOTAL COMMON STOCKS
                (Cost $5,267,266,164)........ $5,149,257,123
                                              --------------
              U.S. GOVERNMENT OBLIGATION (4.9%)
$  277,300    U.S. Treasury Note 4.875%
                due 02/15/12 (Cost
                $282,061,750)................    278,339,875
                                              --------------
              SHORT-TERM INVESTMENT (10.8%)
              REPURCHASE AGREEMENT (a)
   619,576    Joint repurchase agreement
                account 1.95% due
                07/01/02 (dated
                06/28/02; proceeds
                $ 619,676,681) (Cost
                $619,576,000)................    619,576,000
                                              --------------

TOTAL INVESTMENTS
(Cost $6,168,903,914) (b).....   105.7%          6,047,172,998
LIABILITIES IN EXCESS OF OTHER
ASSETS .......................    (5.7)           (327,281,282)
                                 -----        ----------------
NET ASSETS ...................   100.0%       $  5,719,891,716
                                 =====        ================

---------------------------
ADR        American Depository Receipt.
 *         Non-income producing security.
** Some of these securities are segregated in connection with futures contracts.
(a)        Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $178,357,911 and the aggregate gross unrealized depreciation is $300,088,827, resulting in net unrealized depreciation of $121,730,916.


Forward Foreign Currency Contracts Open at June 30, 2002:


    CONTRACTS          IN EXCHANGE        DELIVERY      UNREALIZED
   TO DELIVER              FOR              DATE       DEPRECIATION
----------------   -------------------   ----------   -------------
$14,636,114.....   JPY 1,747,259,283     07/03/02     $(23,257)
$ 6,056,653.....   JPY   723,043,205     07/03/02       (9,624)
                                                      --------
  Total unrealized depreciation .................     $(32,881)
                                                      ========

Currency Abbreviation:
----------------------
JPY Japanese Yen.

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)


ASSETS:
Investments in securities, at value
 (cost $6,168,903,914)....................................................    $ 6,047,172,998
Cash .....................................................................             64,601
Receivable for:
  Investments sold .......................................................        256,950,953
  Interest ...............................................................          5,179,408
  Dividends ..............................................................          4,092,897
  Shares of beneficial interest sold .....................................          4,049,547
  Foreign withholding taxes reclaimed ....................................             60,779
Prepaid expenses and other assets ........................................            181,202
                                                                              ---------------
  TOTAL ASSETS ...........................................................      6,317,752,385
                                                                              ---------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts .......             32,881
Payable for:
  Investments purchased ..................................................        577,102,094
  Shares of beneficial interest redeemed .................................         10,815,420
  Distribution fee .......................................................          4,425,466
  Variation margin on futures contracts ..................................          2,529,987
  Investment management fee ..............................................          2,341,048
Accrued expenses and other payables ......................................            613,773
                                                                              ---------------
  TOTAL LIABILITIES ......................................................        597,860,669
                                                                              ---------------
  NET ASSETS .............................................................    $ 5,719,891,716
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................................    $ 9,109,254,476
Net unrealized depreciation ..............................................       (121,702,200)
Accumulated net investment loss ..........................................        (17,610,682)
Accumulated net realized loss ............................................     (3,250,049,878)
                                                                              ---------------
  NET ASSETS .............................................................    $ 5,719,891,716
                                                                              ===============
CLASS A SHARES:
Net Assets ...............................................................       $265,330,585
Shares Outstanding (unlimited authorized, $.01 par value).................         12,274,322
  NET ASSET VALUE PER SHARE ..............................................             $21.62
                                                                                       ======
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) ........................             $22.82
                                                                                       ======
CLASS B SHARES:
Net Assets ...............................................................     $4,863,310,283
Shares Outstanding (unlimited authorized, $.01 par value).................        233,534,489
  NET ASSET VALUE PER SHARE ..............................................             $20.82
                                                                                       ======
CLASS C SHARES:
Net Assets ...............................................................       $185,949,297
Shares Outstanding (unlimited authorized, $.01 par value).................          9,017,842
  NET ASSET VALUE PER SHARE ..............................................             $20.62
                                                                                       ======
CLASS D SHARES:
Net Assets ...............................................................       $405,301,551
Shares Outstanding (unlimited authorized, $.01 par value).................         18,480,998
  NET ASSET VALUE PER SHARE ..............................................             $21.93
                                                                                       ======

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL STATEMENTS continued

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (unaudited)


NET INVESTMENT LOSS:
INCOME
Dividends (net of $291,370 foreign withholding tax).................................     $   26,575,574
Interest ...........................................................................          6,791,014
                                                                                         --------------
  TOTAL INCOME .....................................................................         33,366,588
                                                                                         --------------
EXPENSES
Distribution fee (Class A shares) ..................................................            302,749
Distribution fee (Class B shares) ..................................................         28,403,870
Distribution fee (Class C shares) ..................................................            833,137
Investment management fee ..........................................................         15,509,029
Transfer agent fees and expenses ...................................................          5,185,789
Shareholder reports and notices ....................................................            382,335
Custodian fees .....................................................................            158,571
Registration fees ..................................................................             73,727
Professional fees ..................................................................             28,405
Trustees' fees and expenses ........................................................              9,373
Other ..............................................................................             33,009
                                                                                         --------------
  TOTAL EXPENSES ...................................................................         50,919,994
                                                                                         --------------
  NET INVESTMENT LOSS ..............................................................        (17,553,406)
                                                                                         --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
  Investments ......................................................................       (443,375,712)
  Futures contracts ................................................................         (4,598,713)
  Foreign exchange transactions ....................................................             10,576
                                                                                         --------------
  NET LOSS .........................................................................       (447,963,849)
                                                                                         --------------
Net change in unrealized appreciation/depreciation on:
  Investments ......................................................................       (305,687,950)
  Futures contracts ................................................................         (1,492,822)
  Net translation of other assets and liabilities denominated in foreign currencies              32,467
                                                                                         --------------
  NET DEPRECIATION .................................................................       (307,148,305)
                                                                                         --------------
  NET LOSS .........................................................................       (755,112,154)
                                                                                         --------------
NET DECREASE .......................................................................     $ (772,665,560)
                                                                                         ==============


                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL STATEMENTS continued

STATEMENT OF CHANGES IN NET ASSETS




                                                                                  FOR THE SIX          FOR THE YEAR
                                                                                  MONTHS ENDED             ENDED
                                                                                 JUNE 30, 2002       DECEMBER 31, 2001
                                                                              -------------------   ------------------
                                                                                  (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss .......................................................    $    (17,553,406)     $     (3,043,643)
Net realized loss .........................................................        (447,963,849)       (2,365,470,836)
Net change in unrealized appreciation .....................................        (307,148,305)         (719,153,155)
                                                                               ----------------      ----------------
  NET DECREASE ............................................................        (772,665,560)       (3,087,667,634)
                                                                               ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN*:
Class A shares ............................................................                   -            (5,231,763)
Class B shares ............................................................                   -          (122,038,907)
Class C shares ............................................................                   -            (4,446,126)
Class D shares ............................................................                   -            (7,562,708)
                                                                               ----------------      ----------------
  TOTAL DISTRIBUTIONS .....................................................                   -          (139,279,504)
                                                                               ----------------      ----------------
Net decrease from transactions in shares of beneficial interest ...........        (657,187,691)       (1,089,982,254)
                                                                               ----------------      ----------------
  NET DECREASE ............................................................      (1,429,853,251)       (4,316,929,392)
NET ASSETS:
Beginning of period .......................................................       7,149,744,967        11,466,674,359
                                                                               ----------------      ----------------
END OF PERIOD
(Including accumulated net investment losses of $17,610,682 and $57,276,
respectively) .............................................................    $  5,719,891,716      $  7,149,744,967
                                                                               ================      ================

------------
*     Includes Short-Term Gains of:

  Class A shares ...................       -          $   428,821
  Class B shares ...................       -           10,002,903
  Class C shares ...................       -              364,426
  Class D shares ...................       -              619,876
                                       -----------    -----------
    Total Short-Term Gains .........       -          $11,416,026
                                       ===========    ===========


                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS O JUNE 30, 2002 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley American Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stocks. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment
Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2002 (UNAUDITED) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2002 (UNAUDITED) continued

G. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.425% to the portion of daily net assets in excess of $4.5 billion.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2002 (UNAUDITED) continued

Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $91,216,257 at June 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.78%, respectively.

The Distributor has informed the Fund that for six months ended June 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $183, $4,864,712 and $23,517, respectively and received $214,088 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2002, aggregated $9,259,999,544 and $9,379,440,534, respectively. Included in the aforementioned are purchases of U.S. Government securities of $282,066,094.

For the six months ended June 30, 2002, the Fund incurred $32,054 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended June 30, 2002, the Fund incurred brokerage commissions of $2,638,420 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2002 (UNAUDITED) continued

transactions executed on behalf of the Fund. At June 30, 2002, the Fund's payables for securities purchased and receivables for securities sold included unsettled trades with Morgan Stanley & Co., Inc. of $110,356,209 and $21,720,585, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $6,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,782. At June 30, 2002, the Fund had an accrued pension liability of $57,242, which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:




                                                FOR THE SIX                        FOR THE YEAR
                                                MONTHS ENDED                           ENDED
                                               JUNE 30, 2002                     DECEMBER 31, 2001
                                     ---------------------------------- -----------------------------------
                                                (unaudited)
                                          SHARES           AMOUNT             SHARES            AMOUNT
                                     --------------- ------------------  --------------- -------------------
CLASS A SHARES
Sold ...............................     1,495,102     $   35,613,334       10,210,307    $    249,148,823
Reinvestment of distributions ......             -                  -          194,773           5,130,332
Redeemed ...........................    (1,478,900)       (34,827,289)      (9,930,147)       (239,332,480)
                                        ----------     --------------       ----------    ----------------
Net increase - Class A .............        16,202            786,045          474,933          14,946,675
                                        ----------     --------------       ----------    ----------------
CLASS B SHARES
Sold ...............................     7,950,299        182,791,776       28,831,207         765,374,311
Reinvestment of distributions ......             -                  -        4,465,141         114,173,617
Redeemed ...........................   (37,211,607)      (848,131,084)     (78,706,340)     (1,994,441,990)
                                       -----------     --------------      -----------    ----------------
Net decrease - Class B .............   (29,261,308)      (665,339,308)     (45,409,992)     (1,114,894,062)
                                       -----------     --------------      -----------    ----------------
CLASS C SHARES
Sold ...............................       741,636         16,848,065        2,216,556          58,217,063
Reinvestment of distributions ......             -                  -          170,442           4,310,465
Redeemed ...........................    (1,488,667)       (33,595,468)      (3,307,588)        (83,096,675)
                                       -----------     --------------      -----------    ----------------
Net decrease - Class C .............      (747,031)       (16,747,403)        (920,590)        (20,569,147)
                                       -----------     --------------      -----------    ----------------
CLASS D SHARES
Sold ...............................     4,194,846        100,872,590        8,553,929         227,003,840
Reinvestment of distributions ......             -                  -          267,623           7,134,825
Redeemed ...........................    (3,201,229)       (76,759,615)      (8,003,283)       (203,604,385)
                                       -----------     --------------      -----------    ----------------
Net increase - Class D .............       993,617         24,112,975          818,269          30,534,280
                                       -----------     --------------      -----------    ----------------
Net decrease in Fund ...............   (28,998,520)    $ (657,187,691)     (45,037,380)   $ (1,089,982,254)
                                       ===========     ==============      ===========    ================

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2002 (UNAUDITED) continued


6. FEDERAL INCOME TAX STATUS

At December 31, 2001, the Fund had a net capital loss carryover of approximately $2,635,231,000 which will be available through December 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital loss incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $1,036,000 during fiscal 2001.

As of December 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses, the mark-to-market of open futures contracts and capital loss deferrals on wash sales.


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At June 30, 2002, the Fund had outstanding forward contracts and no outstanding futures contracts.


8. ACQUISITION OF MORGAN STANLEY CAPITAL GROWTH SECURITIES

On July 15, 2002, the Fund acquired all the net assets of the Morgan Stanley Capital Growth Securities ("Capital Growth") based on the respective valuations as of the close of business on July 12, 2002 pursuant to a plan of reorganization approved by the shareholders of Capital Growth on June 19, 2002. The acquisition was accomplished by a tax-free exchange of 111,474 Class A shares of the Fund at a net asset value of $20.23 per share for 258,022 Class A shares of Capital Growth; 11,552,119 Class B shares of the Fund at a net asset value of $19.49 per share for 27,126,602 Class B shares of Capital Growth; 61,521 Class C shares of the Fund at a net asset value of $19.29 per share for 141,953 Class C shares of Capital Growth; and 119,854 Class D shares of the Fund at a net asset value of $20.53 per share for 277,407 Class D shares of Capital Growth. The net assets of the Fund and Capital Growth immediately before the acquisition were $5,269,339,492 and $231,114,060, respectively, including unrealized depreciation of $1,441,282 for Capital Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $5,500,453,552.

Morgan Stanley American Opportunities Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                          FOR THE SIX                    FOR THE YEAR ENDED DECEMBER 31,
                                          MONTHS ENDED    --------------------------------------------------------------
                                         JUNE 30, 2002         2001          2000            1999             1998
                                      ------------------- ------------- -------------- ---------------- ----------------
                                         (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period .............................      $24.36             $33.77        $43.35           $33.16           $29.59
                                           ------             ------        ------           ------           ------
Income (loss) from investment
 operations:
 Net investment income++ ............       0.02               0.18          0.16              0.10             0.15
 Net realized and unrealized
  gain (loss) .......................      (2.76)             (9.17)        (4.40)            14.80             8.71
                                           ------             ------        ------           ------           ------
Total income (loss) from
 investment operations ..............      (2.74)             (8.99)        (4.24)            14.90             8.86
                                           ------             ------        ------           ------           ------
Less distributions from net
 realized gain ......................          -              (0.42)        (5.34)            (4.71)           (5.29)
                                           ------             ------        ------           ------           ------
Net asset value, end of period ......      $21.62             $24.36        $33.77           $43.35           $33.16
                                           ======             ======        ======           ======           =======
TOTAL RETURN+ .......................     (11.21)%(1)        (26.72)%       (9.51)%           46.94%           31.78%
RATIOS TO AVERAGE NET ASSETS:
Expenses ............................       0.85 %(2)(3)       0.81 %(3)     0.80 %(3)         0.81%(3)         0.86%(3)
Net investment income ...............       0.16 %(2)(3)       0.68 %(3)     0.37 %(3)         0.28%(3)         0.43%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ..........................   $265,331           $298,624      $397,887          $306,542         $116,894
Portfolio turnover rate .............        158 %(1)           380 %         425 %             378%             321%



                                        FOR THE PERIOD
                                        JULY 28, 1997*
                                            THROUGH
                                       DECEMBER 31, 1997
                                      ------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period .............................      $31.87
                                           ------
Income (loss) from investment
 operations:
 Net investment income++ ............       0.05
 Net realized and unrealized
  gain (loss) .......................       2.32
                                           ------
Total income (loss) from
 investment operations ..............       2.37
                                           ------
Less distributions from net
 realized gain ......................      (4.65)
                                           ------
Net asset value, end of period ......      $29.59
                                           ======
TOTAL RETURN+ .......................        7.70%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ............................        0.92%(2)
Net investment income ...............        0.38%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ..........................     $15,844
Portfolio turnover rate .............         275%

------------
 *  The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS continued



                                                      FOR THE SIX                     FOR THE YEAR ENDED DECEMBER 31,
                                                      MONTHS ENDED      -------------------------------------------------------
                                                     JUNE 30, 2002         2001            2000         1999          1998
                                                  -------------------   ------------   ------------- -----------  -------------
                                                     (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............    $23.56              $32.94         $42.63       $32.85        $29.51
                                                      ------              ------         ------       ------        ------
Income (loss) from investment operations:
 Net investment loss++ ...........................    (0.07)               (0.03)         (0.05)       (0.09)        (0.03)
 Net realized and unrealized gain (loss) .........    (2.67)               (8.93)         (4.30)       14.58          8.66
                                                      ------              ------         ------       ------        ------
Total income (loss) from investment
 operations ......................................    (2.74)               (8.96)         (4.35)       14.49          8.63
                                                      ------              ------         ------       ------        ------
Less distributions from net realized gain ........        -                (0.42)         (5.34)       (4.71)        (5.29)
                                                      ------              ------         ------       ------        ------
Net asset value, end of period ...................    $20.82              $23.56         $32.94       $42.63        $32.85
                                                      ======              ======         ======       ======        ======
TOTAL RETURN+ ....................................    (11.54)%(1)        (27.30)%         (9.93)%      46.12 %       31.07 %
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................      1.65 %(2)(3)       1.61 %(3)       1.28 %(3)    1.33 %(3)     1.39 %(3)
Net investment loss ..............................     (0.64)%(2)(3)      (0.12)%(3)      (0.11)%(3)   (0.24)%(3)   (0.10)%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ...........    $4,863             $6,192         $10,151      $10,389       $5,750
Portfolio turnover rate ..........................       158 %(1)           380 %           425 %        378 %        321 %


                                                   FOR THE YEAR
                                                      ENDED
                                                     DECEMBER
                                                       31,
                                                   -----------
                                                      1997*
                                                   -----------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............   $27.01
                                                     ------
Income (loss) from investment operations:
 Net investment loss++ ...........................   (0.10)
 Net realized and unrealized gain (loss) .........    8.34
                                                    ------
Total income (loss) from investment
 operations ......................................    8.24
                                                    ------
Less distributions from net realized gain ........   (5.74)
                                                    ------
Net asset value, end of period ...................  $29.51
                                                    ======
TOTAL RETURN+ ....................................   31.55 %
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................    1.46 %
Net investment loss ..............................   (0.34)%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ...........  $4,078
Portfolio turnover rate ..........................     275 %

------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), have been designated Class B shares. The Old Shares have been designated Class D shares.
++ The per share amount were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS continued



                                            FOR THE SIX                            FOR THE YEAR ENDED DECEMBER 31,
                                            MONTHS ENDED        ------------------------------------------------------------
                                           JUNE 30, 2002            2001            2000          1999           1998
                                     -------------------------  ------------- --------------- --------------- --------------
                                             (unaudited)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period ............................           $23.31              $32.58          $42.35         $32.74        $29.49
                                               ------              ------          ------         ------        ------
Income (loss) from investment
 operations:
 Net investment loss++ .............           (0.05)              (0.03)          (0.15)          (0.18)        (0.10)
 Net realized and unrealized
  gain (loss) ......................           (2.64)              (8.82)          (4.28)          14.50          8.64
                                               ------              ------         ------          ------         -----
Total income (loss) from
 investment operations .............           (2.69)              (8.85)          (4.43)          14.32          8.54
                                               ------             ------          ------          ------         -----
Less distributions from net
 realized gain .....................               -               (0.42)          (5.34)          (4.71)        (5.29)
                                               ------              ------         ------          ------         -----
Net asset value, end of period .....           $20.62              $23.31         $32.58          $42.35        $32.74
                                               ======             =======         ======          ======        ======
TOTAL RETURN+ ......................           (11.50)%(1)        (27.29)%       ($10.17)%         45.75 %        30.78 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................             1.43 %(2)(3)       1.61 %(3)       1.55 %(3)       1.59 %(3)      1.61 %(3)
Net investment loss ................            (0.42)%(2)(3)      (0.12)%(3)      (0.38)%(3)      (0.50)%(3)     (0.32)%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands .........................         $185,949           $227,574        $348,180        $245,942        $60,861
Portfolio turnover rate ............              158 %(1)           380 %           425 %           378 %          321 %



                                       FOR THE PERIOD
                                       JULY 28, 1997*
                                           THROUGH
                                      DECEMBER 31, 1997
                                     ------------------
CLASS C SHARES
Selected Per Share Data:
Net asset value, beginning of
 period ............................      $31.87
                                          ------
Income (loss) from investment
 operations:
 Net investment loss ++ ............       (0.05)
 Net realized and unrealized
  gain (loss) ......................        2.32
                                          ------
Total income (loss) from
 investment operations .............        2.27
                                          ------
Less distributions from net
 realized gain .....................       (4.65)
                                          ------
Net asset value, end of period .....      $29.49
                                          ======
Total Return + .....................        7.39 %(1)
Ratios to Average Net Assets:
Expenses ...........................         1.66 %(2)
Net investment loss ................        (0.36)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands .........................      $12,204
Portfolio turnover rate ............          275 %

------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS continued



                                          FOR THE SIX                    FOR THE YEAR ENDED DECEMBER 31,
                                          MONTHS ENDED    --------------------------------------------------------------
                                         JUNE 30, 2002         2001          2000            1999             1998
                                      ------------------- ------------- -------------- ---------------- ----------------
                                         (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period .............................     $24.69             $34.15        $43.66            $33.31           $29.63
                                          ------            -------        ------            ------           ------
Income (loss) from investment
 operations:
 Net investment income ++ ...........       0.04               0.23          0.28              0.18             0.24
 Net realized and unrealized
  gain (loss) .......................      (2.80)             (9.27)        (4.45)            14.88             8.73
                                          ------             ------        ------            ------           ------
Total income (loss) from
 investment operations ..............      (2.76)             (9.04)        (4.17)            15.06             8.97
                                          ------             -------        ------           ------           ------
Less distributions from net
 realized gain ......................          -              (0.42)        (5.34)            (4.71)           (5.29)
                                          ------             ------         ------           ------           ------
Net asset value, end of period ......     $21.93             $24.69        $34.15            $43.66           $33.31
                                          ======             ======        ======            ======           ======
TOTAL RETURN+  ......................     (11.10)%(1)        (26.56)%       (9.28)%           47.22%           32.12%
RATIOS TO AVERAGE NET ASSETS:
Expenses ............................       0.65 %(2)(3)        0.61 %(3)    0.55 %(3)         0.59%(3)         0.61%(3)
Net investment income ...............       0.36 %(2)(3)        0.88 %(3)    0.62 %(3)         0.50%(3)         0.68%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ..........................   $405,302            $431,754     $569,203          $319,692        $ 135,022
Portfolio turnover rate .............        158 %(1)            380 %        425 %             378%             321%



                                        FOR THE PERIOD
                                        JULY 28, 1997*
                                            THROUGH
                                       DECEMBER 31, 1997
                                      ------------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period .............................     $ 31.87
                                          -------
Income (loss) from investment
 operations:
 Net investment income ++ ...........       0.07
 Net realized and unrealized
  gain (loss) .......................       2.34
                                          -------
Total income (loss) from
 investment operations ..............       2.41
                                          -------
Less distributions from net
 realized gain ......................      (4.65)
                                          -------
Net asset value, end of period ......     $ 29.63
                                          =======
TOTAL RETURN+  ......................        7.83%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ............................        0.64 %(2)
Net investment income ...............        0.50 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ..........................     $49,772
Portfolio turnover rate .............         275%

------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Alison Williams
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.


[MORGAN STANLEY LOGO]


[GRAPHIC OMITTED]

Morgan Stanley
American
Opportunities Fund



Semiannual Report
June 30, 2002


37920RPT-7378G02-ANP-7/02